Lease liability (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 48,989	$ 50,140
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,085	7,442
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	6,799	6,137
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,136	4,547
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,742	3,367
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,870	2,708
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 26,357	$ 25,939